CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Net interest income (expense)
Interest income	$ 15,575	$ 26,714
Warehouse interest expense	(11,680)	(17,059)
Net interest income (expense)	3,895	9,655
Total net revenues	76,820	378,023
Expenses:
General and administrative expenses	147,214	185,876
Marketing and advertising expenses	22,080	69,008
Technology and product development expenses	83,815	124,308
Restructuring and impairment expenses (see Note 5)	17,459	246,485
Total expenses	368,096	1,236,943
(Loss) Income from operations	(291,276)	(858,920)
Interest and other income (expense), net
Other income	13,614	3,556
Change in fair value of warrants	(507)	0
Change in fair value of convertible preferred stock warrants	266	28,901
Change in fair value of bifurcated derivative	(236,603)	236,603
Total interest and other expense, net	(243,146)	(17,057)
(Loss) Income before income tax expense (benefit)	(534,422)	(875,977)
Income tax expense (benefit)	1,998	1,100
Net loss	(536,420)	(877,077)
Other comprehensive income/(loss):
Foreign currency translation adjustment, net of tax	(291)	(1,318)
Comprehensive loss	$ (536,711)	$ (878,395)
Per share data:
Loss per share attributable to common stockholders: Basic (in dollars per share)	$ (1.16)	$ (3.01)
Loss per share attributable to common stockholders: Diluted (in dollars per share)	$ (1.16)	$ (3.01)
Weighted average common shares outstanding — basic (in shares)	461,684,130	291,302,441
Weighted average common shares outstanding — diluted (in shares)	461,684,130	291,302,441
Non-Funding Debt
Interest and other income (expense), net
Interest expense on debt	$ (19,916)	$ (13,450)
Pre-Closing Bridge Notes
Interest and other income (expense), net
Interest expense on debt	0	(272,667)
Mortgage platform revenue, net
Revenues:
Revenues	61,328	101,285
Expenses:
Expenses	84,083	321,621
Cash offer program revenue
Revenues:
Revenues	304	228,721
Expenses:
Expenses	397	230,144
Other platform revenue
Revenues:
Revenues	11,293	38,362
Expenses:
Expenses	$ 13,048	$ 59,501